ROBERTSON STEPHENS MUTUAL FUNDS
The MicroCap Growth Fund
Annual Report
December 31, 1996

[GRAPHIC]

MICROCAP GROWTH

The Microcap Growth Fund Annual Report

FUND PHILOSOPHY


The Robertson Stephens MicroCap Growth Fund invests in a diversified portfolio of equity securities of companies with market capitalizations of $250 million or less. The Fund seeks to identify micro-cap companies that the manager believes have the potential for long-term capital appreciation based on superior or niche products or services, operating characteristics, management, or other factors.


CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance  8
Portfolio Summary  9
Schedule of Investments  10
Statement of Assets and Liabilities  14
Statement of Operations  15
Statement of Changes in Net Assets  16
Financial Highlights  17
Notes to Financial Statements  18
Report of Independent Accountants  23
Administration  24

FUND HIGHLIGHTS


1996
The year saw two distinct segments of small-stock performance: A strong start to the year ended with a correction that began in late May and lasted well into August.


1997
We believe the current economic environment is constructive for micro-cap investing.


MICRO-CAP INVESTING
Within the micro-cap universe are many rapidly growing companies that we believe to be underfollowed, underowned, and undervalued. As a result, opportunity can be found under varying market and economic environments.


STOCK-SELECTION PROCESS
We look for companies with a defensible competitive advantage, superior financial characteristics, and a strong management team.

THE PORTFOLIO
In seeking high-growth companies, we currently are focusing on technology, health care, and selected products and services for businesses and consumers.

[PHOTO]


DEAR SHAREHOLDER:

I am pleased to welcome new shareholders who have invested in the MicroCap Growth Fund during the past quarter. In its first full quarter of operations, the Fund returned 4.07% compared to the Russell 2000 Growth Index's return of 0.26% and the S&P 500 Index's return of 8.37%. From its inception on August 15, 1996, to year-end, the Fund was up 10.00% versus 8.22% for the Russell 2000 Growth and 12.78% for the S&P 500. (See Fund Performance on page 8.) This report reviews the fourth quarter, looks ahead to 1997, and examines our approach to micro-cap investing.

1996
The year saw two distinct segments of small-stock performance: A strong start to the year ended with a correction that began in late May and lasted well into August. While large-cap issues recovered in the second half, especially after the election, this was not true of


"WE BELIEVE THE CURRENT ECONOMIC ENVIRONMENT IS CONSTRUCTIVE FOR MICRO-CAP INVESTING."

small stocks. We attribute this result to two primary factors: (1) The somewhat surprising strength of the economy helped many large-cap stocks to post strong earnings in 1996, diminishing a small-cap earnings growth advantage; and (2) The summer swoon left investors with a preference for liquidity that put small-cap stocks at a disadvantage. Our relatively strong fourth quarter was a function of our stock selection and drew heavily upon our technology holdings (approximately 34% of assets at December 31), which finished the year on a strong note. The consumer sector was largely a drag on performance, yet some gains were preserved as we responded to early signs that Christmas sales would be disappointing. In other areas, the Fund benefited from selected holdings in business services while health care results were mixed.

1997
We believe the current economic environment is constructive for micro-cap investing. Inflation continues under control and interest rates remain benign. The economy seems to be on a rather stable, slow-to-moderate growth path. Under this scenario, we believe small companies with compelling products and services will be able to sustain high growth rates and gain wider investor interest.

The aforementioned outperformance of larger-cap stocks tends to have a self-fulfilling aspect that contributes to cyclical changes in investing patterns. Specifically, index funds gain favor and more and more money is invested automatically, without regard to company valuations or fundamental analysis. As active managers seek to outperform the index funds, they

"OUR JUDGMENT OF [COMPANY MANAGEMENTS'] CAPABILITIES IS AN INTEGRAL PART OF OUR STOCK-SELECTION PROCESS."

become more interested in undervalued stocks, regardless of their capitalizations. This process, even occurring at the margin, can have a significant positive impact on the micro-cap universe, increasing the attractiveness of small-cap stocks on a valuation basis. We believe that our Fund may benefit from such developments in the coming months.

MICRO-CAP INVESTING
Robertson Stephens has established the MicroCap Growth Fund to complement our other offerings drawing from the growth stock universe.

Investing in companies with less than $250 million in market value, the Fund targets the least efficient segment of the equity market. Currently there are more

[PHOTO]
than 3,500 companies of this size, and the number grows each day through the initial public offering (IPO) process. Within this universe are many rapidly growing companies that we believe to be underfollowed, underowned, and undervalued. As a result, opportunity can be found under varying market and economic environments.

STOCK-SELECTION PROCESS
For the benefit of our shareholders, I would like to review the central elements of our stock-selection process.

New investment ideas come from many sources as we screen the relevant capitalization universe, visit companies, conduct field work, attend investment conferences, and network with contacts around the country. Generally we look for companies we believe are capable of sustaining revenue and earnings growth of at least 20% with a defensible competitive advantage, superior financial characteristics, and a strong management team. As we target underfollowed companies, we also seek a catalyst that could attract wider investment interest. Our research emphasizes the early identification of change, such as new products, an acceleration in earnings, improved competitive positioning or managerial developments.

As part of our process we screen dozens of current prospectuses each week to identify companies to talk with on their road shows. (Newly public companies commonly travel to meet with potential investors.) Whether or not we make an investment in the initial offering, these meetings establish a relationship with

"THE CONSTRUCTION OF ANY PORTFOLIO IS AN ONGOING PROCESS, NEVER A COMPLETED
PROJECT....WE BUILD OUR PORTFOLIO ON A STOCK-BY-STOCK BASIS AS WE APPLY OUR
INVESTMENT CRITERIA."

management that is very valuable over time. Follow-up meetings and phone calls build on this relationship. We feel strongly that successful investments in micro-cap companies depend on managements' ability to execute. When we buy stock in these companies we are literally buying business management. Our judgment of these individuals' capabilities is an integral part of our stock-selection process.

THE PORTFOLIO
The construction of any portfolio is an ongoing process, never a completed project. However, the MicroCap Growth Fund already has taken on characteristics that we believe will be fairly typical going forward. We build our portfolio on a stock-by-stock basis as we apply our investment criteria. As a result, weightings among sectors vary as a function of the attractiveness of individual stocks.

In seeking high-growth companies, we currently are focusing our efforts on what we believe to be the fastest-growing sectors of the U.S. economy: technology, health care, and selected products and services for businesses and consumers. Technology currently comprises approximately 34% of the Fund, health care (including biotechnology), 14.5%, and products and services, 45%. Cash is a residual and averages approximately 5% as a function of cash flow.

In conclusion, I would like to reaffirm our commitment to the long-term attractiveness of the micro-cap sector. We believe your investment in our Fund is an excellent complement to other equity investments, especially portfolios weighted toward large-cap stocks, and is best considered as a means of participating in the growth of what we believe to be the most dynamic segment of the U.S. economy.

To follow our progress and hear my current thoughts on the micro-cap market, you can listen to my Portfolio Manager Hotline recording or visit the Robertson Stephens Web site at www.rsim.com. We welcome your interest in our Fund and look forward to continuing to invest with you.

Sincerely,

/s/ David J. Evans

David J. Evans
Portfolio Manager
January 23, 1997

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR 24-HOUR HOTLINE AT 1-800-766-3863.

FUND PERFORMANCE

Results of a hypothetical $10,000 investment
In The Robertson Stephens MircoCap Growth Fund and the Russell 2000 Growth Index(1)
IF INVESTED ON AUGUST 15, 1996(2)

[GRAPH]


CUMULATIVE TOTAL RETURNS
                                                                                                 MICROCAP       RUSSELL 2000
FOR THE PERIOD ENDED 12/31/96                                                                 GROWTH FUND        GROWTH FUND(1)
----------------------------------------------------------------------------------------------------------------------------
Since inception (8/15/96)(2)                                                                       10.00%              8.22%
----------------------------------------------------------------------------------------------------------------------------

(1) The Russell 2000 Growth Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million and greater-than-average growth rates. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index.

(2)  Date that the Fund's shares were first offered to the public.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security.

PORTFOLIO SUMMARY
AS OF DECEMBER 31, 1996

[CHART]

Cash/Cash Equivalents 9.7%
Aerospace 1.3%
Computer Hardware/Components 1.5%
Broadcast/Radio 1.8%
Network/Data Processing Services 2.1%
Auto Parts/Equip. 2.4%
Financial/REIT 2.8%
Telecommunications 3.2%
Manufacturing 3.3%
Restaurants/Entertainment 3.9%
Semiconductors 4.6%
Consumer/Retail 10.8%
Other/Other Liabilities, Net 0.4%
Computer Software/Services 22.9%
Health/Medical/Biotechnology 14.5%
Commercial Services 15.1%


TOP TEN HOLDINGS

1.
ENTERPRISE SYSTEMS, INC.
Develops and services software for health care providers.

2.
YOUTH SERVICES INTERNATIONAL, INC.
Provides treatment programs for troubled youth. Sells its services to state and local governments and to nonprofit agencies.

3.
BONDED MOTORS, INC.
Remanufactures and distributes replacement engines for domestic and Japanese cars and light trucks.

4.
CN BIOSCIENCES, INC.
Develops, produces, markets, and distributes products used in disease-related life sciences research.

5.
IMNET SYSTEMS, INC.
Develops, installs, and supports electronic information and document management systems for document-intensive industries such as health care.

6.
THE MAXIM GROUP, INC.
Full-service franchiser for Carpet Max retail floor-covering dealers.

7.
REMEC, INC.
Designs and manufactures components for microwave transmission systems used by the defense and wireless telecommunications markets.

8.
MOLECULAR DEVICES CORPORATION
Makes high-performance bioanalytical measurement systems.

9.
PEERLESS SYSTEMS CORPORATION
Provides software-based embedded imaging systems to original equipment manufacturers of digital document products.

10.
WILLIS LEASE FINANCE CORPORATION
Provides operating leases for spare commercial aircraft engines worldwide.

SCHEDULE OF INVESTMENTS


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.3%
Kellstrom Industries, Inc.                                                                         15,000        $    125,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      125,625
-----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILE PARTS AND EQUIPMENT - 2.4%
Bonded Motors, Inc.                                                                                20,000             222,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      222,500
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.7%
Biotransplant, Inc.                                                                                10,100              65,650
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       65,650
-----------------------------------------------------------------------------------------------------------------------------
BROADCAST/RADIO/TV-1.5%
Pegasus Communications Corporation                                                                 10,500             144,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      144,375
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING-RETAIL - 1.9%
Sport-Haley, Inc.                                                                                   6,000              75,375
Vans, Inc.                                                                                          8,000             100,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      175,375
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 15.1%
Abacus Direct Corporation                                                                           5,500             103,125
Cornell Corrections, Inc.                                                                          15,500             137,563
Data Processing Resources Corporation                                                               5,500             101,750
E*Trade Group, Inc.                                                                                11,500             132,250
Guest Supply, Inc.                                                                                  8,500             149,812
Lason Holdings, Inc.                                                                                7,500             153,750
Rent-Way, Inc.                                                                                     16,000             154,000
Staffmark, Inc.                                                                                    12,000             150,000
Superior Consultant Holdings Corporation                                                            3,800              94,050
Youth Services International, Inc.                                                                 16,700             254,675
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,430,975
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 1.5%
Transact Technologies, Inc.                                                                        13,500             140,062
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      140,062
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 15.7%
Aurum Software, Inc.                                                                                3,500              80,938
CyberMedia, Inc.                                                                                    9,000             141,750
Desktop Data, Inc.                                                                                  7,000             134,750
Hyperion Software Corporation                                                                       6,500             138,125
IA Corporation                                                                                     16,500              96,937
Imnet Systems, Inc.                                                                                 8,000             194,000
OrCAD, Inc.                                                                                        12,500             137,500
Peerless Systems Corporation                                                                       10,000             170,000



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - CONTINUED
QuadraMed Corporation                                                                              13,000        $    149,500
Select Software Tools, ADR(2)                                                                       6,000             109,500
Technology Modeling Associates, Inc.                                                               10,000             132,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,485,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 7.2%
Excite, Inc.                                                                                       12,000             123,000
Silicon Valley Research, Inc.                                                                      20,000              40,000
SQA, Inc.                                                                                           3,000              99,750
SS&C Technologies, Inc.                                                                             9,500              60,563
STB Systems, Inc.                                                                                   7,000             141,750
Visigenic Software, Inc.                                                                            7,500             114,375
XcelleNet, Inc.                                                                                     6,000              96,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      676,188
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 5.2%
Cannondale Corporation                                                                              6,500             146,250
Filene's Basement Corporation                                                                      10,000              41,250
Hot Topic, Inc.                                                                                     7,500             148,125
Norwood Promotional Products, Inc.                                                                  6,000             109,500
Party City Corporation                                                                              2,900              49,300
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      494,425
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 1.0%
Transaction Network Services, Inc.                                                                  8,000              92,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       92,000
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.5%
Lodgenet Entertainment Corporation                                                                  8,000             142,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      142,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.6%
Willis Lease Finance Corporation                                                                   12,000             154,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      154,500
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 0.6%
Opta Food Ingredients, Inc.                                                                        10,000              57,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       57,500
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE/MEDICAL TECHNOLOGY/HMO - 1.3%
American Oncology Resources, Inc.                                                                   6,000              61,500
Vitalcom, Inc.                                                                                     12,000              61,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      123,000
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 2.5%
Horizon Mental Health Management, Inc.                                                              5,000             138,750
MedQuist, Inc.                                                                                      4,000              99,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      237,750
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.3%
CN Biosciences, Inc.                                                                               11,000        $    202,125
RockShox, Inc.                                                                                      7,500             108,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      310,875
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 1.6%
Lifeline Systems, Inc.                                                                              8,500             148,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      148,750
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SERVICES - 2.7%
Enterprise Systems, Inc.                                                                           11,000             258,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      258,500
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 3.5%
Molecular Devices Corporation                                                                      11,500             178,969
Suburban Ostomy Supply Company, Inc.                                                               11,000             151,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      330,219
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.1%
Tekelec Corporation                                                                                 6,500             102,375
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      102,375
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.2%
Microcide Pharmaceuticals, Inc.                                                                    11,000             110,000
Neurocrine Biosciences, Inc.                                                                       10,000             100,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      210,000
-----------------------------------------------------------------------------------------------------------------------------
REITs - 1.2%
Redwood Trust, Inc.(1)                                                                              3,000             111,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      111,750
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 2.4%
PJ America, Inc.                                                                                    5,000              90,000
Taco Cabana, Inc., Class A                                                                         19,000             140,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      230,125
-----------------------------------------------------------------------------------------------------------------------------
RETAIL - 3.7%
Cost Plus, Inc.                                                                                     8,000             153,000
The Maxim Group, Inc.                                                                              11,000             192,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      345,500
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 1.5%
PRI Automation, Inc.                                                                                3,200             145,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      145,600
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.1%
Act Manufacturing, Inc.                                                                             5,400             142,425
Microsemi Corporation                                                                               3,500              49,875
QLogic Corporation                                                                                  4,000             103,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      295,300
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


DECEMBER 31, 1996                                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.2%
Metro One Telecommunications, Inc.                                                                 15,000        $    118,125
REMEC, Inc.                                                                                         9,500             186,437
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      304,562
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 90.5% (COST $7,943,804)                                                                         8,560,981
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                   68,423
Repurchase Agreement
  State Street Bank & Trust Company, 5.00%, dated 12/31/96, due 1/02/97, maturity value $851,236 (collateralized by $670,000 par value
  U.S. Treasury Note, 9.25%, due 2/15/16)                                                                             851,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 9.7%                                                                                919,423

-----------------------------------------------------------------------------------------------------------------------------
OTHER LIABILITIES, NET - (0.2%)                                                                                       (16,090)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                        $  9,464,314
-----------------------------------------------------------------------------------------------------------------------------

(1)  Income-producing security.

(2)  ADR - American Depository Receipt.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES


                                                                                                            DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: $7,943,804)                                                                         $  8,560,981
Cash and cash equivalents                                                                                             919,423
Receivable for investments sold                                                                                        49,000
Receivable for fund shares subscribed                                                                                  95,605
Organization cost                                                                                                      27,000
Dividends/interest receivable                                                                                           1,348
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                        9,653,357

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                      76,425
Payable for fund shares redeemed                                                                                       33,430
Accrued expenses                                                                                                       66,321
Payable to adviser                                                                                                     11,029
Payable to distributor                                                                                                  1,838
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     189,043

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                    9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                     8,974,094
Accumulated net realized loss from investments                                                                       (126,957)
Net unrealized appreciation on investments                                                                            617,177
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $  9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:                                                                                               $      11.00
     Net Asset Value, offering, and redemption price per share
     (Net assets of $9,464,314 applicable to 860,362 shares
     of beneficial interest outstanding with no par value)
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE PERIOD FROM AUGUST 15, 1996 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $      18,134
Dividends                                                                                                               1,230
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                                19,364

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Custodian and transfer agent fees                                                                                      36,140
Professional fees                                                                                                      30,545
Investment advisory fees                                                                                               25,237
Organization expense                                                                                                    8,803
Trustees' fees and expenses                                                                                             8,479
Registration and filing fees                                                                                            7,228
Administrative services fee                                                                                             5,047
Distribution fees                                                                                                       5,047
Shareholder reports                                                                                                     4,309
Insurance fee                                                                                                              42
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                                        130,877
LESS: EXPENSE WAIVER AND REIMBURSEMENT BY ADVISER                                                                     (67,948)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                    62,929

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (43,565)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments                                                                                   (126,957)
Net change in unrealized appreciation on investments                                                                  617,177
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED LOSS AND UNREALIZED APPRECIATION ON INVESTMENTS                                                    490,220

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $     446,655
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                                      FOR THE
                                                                                                                 PERIOD ENDED
                                                                                                                     12/31/96(1)
-----------------------------------------------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                             $     (43,565)
Net realized loss from investments                                                                                   (126,957)
Net change in unrealized appreciation on investments                                                                  617,177
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  446,655

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                       -
Realized gains on investments                                                                                               -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                                                         -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions                                                9,017,659
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                                                    9,017,659

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                                                        9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                         -
End of period                                                                                                   $   9,464,314
-----------------------------------------------------------------------------------------------------------------------------


(1)  The Fund commenced operations on August 15, 1996.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS


                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                               12/31/96(1)(3)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                                                             $      10.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                     (0.08)
Net realized loss and net change in unrealized appreciation on investments                                               1.08
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     1.00

-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                    -
Distributions from realized gains on investments                                                                            -
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                   $      11.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                            10.00%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                                        $  9,464,314
Ratio of Expenses to Average Net Assets                                                                                  3.08%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (2.13)%(2)
Portfolio Turnover Rate                                                                                                    22%
Average Commission Rate Paid(4)                                                                                  $       0.06
-----------------------------------------------------------------------------------------------------------------------------



(1)  The Fund commenced operations on August 15, 1996.

(2) If the Fund had paid all of its expenses and had received no reimbursement from the Adviser, the ratio of expenses to average net assets for the period ended December 31, 1996, would have been 6.40%, and the ratio of net investment loss to average net assets would have been (5.45)%.

(3) Ratios, except for total return and portfolio turnover rate, have been annualized.

(4) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Per-share data for each of the periods has been determined by using the average number of shares outstanding throughout each period.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens MicroCap Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 15, 1996. The Trust offers eleven series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, and The Robertson Stephens MicroCap Growth Fund. The assets for each series are segregated and accounted for separately.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At December 31, 1996, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. At December 31, 1996, no security of the Fund was valued using these guidelines and procedures. As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the technology sector. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund complied with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund is not subject to income tax, and no provision for such tax was made.

As of December 31, 1996, the Fund has a capital loss carryforward of $126,957, which will expire by December 31, 2004. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

d.   SECURITIES TRANSACTIONS:
Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.


NOTE 2    CAPITAL SHARES:

a.   TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value. Transactions in capital shares for the period from August 15, 1996 (Commencement of Operations), to December 31, 1996, were as follows:

8/15/96 - 12/31/96                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                      1,308,605       $  13,800,689
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                 1,308,605       $  13,800,689

------------------------------------------------------------------------------
Shares redeemed                                   (448,243)         (4,783,030)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                       860,362       $   9,017,659
------------------------------------------------------------------------------


NOTE 3    TRANSACTIONS WITH AFFILIATES:

a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM"), an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.25% and 0.25% of the average daily net assets of the Fund. For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the Fund incurred investment advisory fees and administrative fees of $25,237 and $5,047, respectively. For the period from August 15, 1996 (Commencement of

Operations), through December 31, 1996, the Adviser voluntarily agreed to waive and reimburse $67,948 of its fees and other expenses.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the period ended December 31, 1996.

b.   AFFILIATED PERSONS:

Certain officers and Trustees of the Fund are also members and/or officers of Robertson, Stephens & Company Group, L.L.C. ("RS Group"), the managing member of Robertson, Stephens & Company LLC ("RS & Co."), the Fund's Distributor and RSIM, the Fund's Adviser. G. Randy Hecht, President, Chief Executive Officer, and a Trustee of the Fund, is also a Director of RSIM, a Member of RS Group, and Chief Operating Officer of RS & Co. Terry R. Otton, Chief Financial Officer of the Fund, is a Member of RS Group and Chief Financial Officer of RS & Co. John
P. Rohal, a Trustee of the Fund, is a Member of RS Group and Director of Research for RS & Co. Dana K. Welch, Secretary of the Fund, is a member of RS Group and General Counsel of RS & Co. All affiliated and access persons, as defined in the 1940 Act, follow strict guidelines and policies on personal trading as outlined in the Fund's Code of Ethics.

c.   COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $8,479 for the period from August 15, 1996 (Commencement of Operations), through December 31, 1996.

d.   DISTRIBUTION FEES:

The Fund has entered into an agreement with RS & Co. for distribution services, and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, which is approved annually by the Fund's Board of Trustees. Under the Plan, RS & Co. is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of the Fund's shares. The distribution fee is calculated at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the Fund incurred distribution fees of $5,047.

e.   BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the Fund paid no brokerage commissions to RS & Co.


NOTE 4    INVESTMENTS:

a.   TAX BASIS OF INVESTMENTS:

At December 31, 1996, the cost of investments for federal income tax purposes was $7,943,804. Accumulated net unrealized appreciation on investments was $617,177, consisting of gross unrealized appreciation and depreciation of $1,005,166 and ($387,989), respectively.

b.   INVESTMENT PURCHASES AND SALES:

For the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $8,959,586 and $888,825, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of The Robertson Stephens MicroCap Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Robertson Stephens MicroCap Growth Fund (the "Fund") at December 31, 1996, and the results of its operations and the changes in its net assets and the financial highlights for the period from August 15, 1996 (Commencement of Operations), through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

Price Waterhouse LLP
San Francisco, California
February 7, 1997

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht
     President, Chief Executive Officer

Terry R. Otton
     Chief Financial Officer

Dana K. Welch
     Secretary

Leonard B. Auerbach, Trustee
     President and Chairman of Auerbach Associates, Inc.

Daniel R. Cooney, Trustee
     Former Portfolio Manager of the
     Lord Abbett Developing Growth Fund

James K. Peterson, Trustee
     Former Director of the IBM Retirement Funds

John P. Rohal, Trustee
     Managing Director and Director of Research, Robertson, Stephens & Co.

INVESTMENT ADVISER
Robertson Stephens & Company
Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens MicroCap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


Published February 28, 1997

Design: Broom & Broom, Inc., San Francisco
Photography: Jerry Orabona, Bill Zemanek


THE ROBERTSON STEPHENS MUTUAL FUNDS

In addition to THE MICROCAP GROWTH FUND, Robertson Stephens offers the following mutual funds:


THE CONTRARIAN FUND-TM-
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests primarily in publicly traded equities of developing countries, as well as in private placement emerging market equity securities. No load. Managed by Michael Hoffman.

THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND MID-CAP COMPANIES - Invests primarily in equity securities to create a portfolio broadly diversified over industries and companies. No load. Managed by John Wallace.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies (predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Jim Callinan.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES - Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are underappreciated or overlooked by other investors. No load. Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES - Invests in equities of companies engaged in the discovery, development, production, or distribution of natural resources, such as energy, metals, and forest products. No load. Managed by Andy Pilara, Jr.

THE GROWTH & INCOME FUND
SEEKING HIGH GROWTH WHILE ATTEMPTING TO MANAGE RISK - Invests primarily in small- and mid-cap company stocks, as well as convertible bonds and preferred stocks. No load. Managed by John Wallace.

THE INFORMATION AGE FUND-TM-
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR - Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.

THE PARTNERS FUND
A SMALL-CAP FUND USING A VALUE METHODOLOGY - This methodology combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara, Jr.

THE VALUE + GROWTH FUND
A GROWTH FUND FOR THE LONG-TERM INVESTOR - Invests primarily in growth companies with favorable price/earnings ratios in sectors with the potential for above-average growth. No load. Managed by Ron Elijah.


Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

ROBERTSON STEPHENS & COMPANY

BRINGING THE FUND MANAGER TO YOU

555 California Street, Suite 2600
San Francisco, California 94104


FUND NEWS & INFORMATION

ROBERTSON STEPHENS INVESTOR SERVICES

-    Knowledgeable mutual fund representatives.

-    Automated access to daily net asset values.

-    Portfolio managers' hotline, 24 hours a day.

1-800-766-3863

ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

FUNDS@RSCO.COM


ROBERTSON STEPHENS
ON THE WEB

HTTP://WWW.RSIM.COM


ROBERTSON STEPHENS
ACCOUNTLINK

-    Automated account information, 24 hours a day.

1-800-624-8025


FUND LISTINGS

The Robertson Stephens MicroCap Growth Fund's computer quotation symbol is
RSMGX.


The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.